Guarantees, Commitments and Pledged Assets - Summary of Carrying Value of Pledged Assets and Details of Related Activities (Detail) - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		$ 252,470	$ 231,870
Obligations related to securities sold under repurchase agreements	[1]	100,083	121,918
Total	[2]	352,553	353,788
Bank of Canada [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[3]	184	168
Foreign governments and central banks [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[3]	2,589	4,165
Clearing system payment systems and depositories [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		1,345	1,353
Exchange traded derivative transactions [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		6,105	5,356
Over The Counter Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		16,018	16,997
Securities borrowing and lending [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		160,794	136,193
Covered bonds [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged	[4]	34,683	31,484
Securitization [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		2,680	4,600
Canada mortgage housing corporation program [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		26,932	30,134
Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Securities and assets pledged		$ 1,140	$ 1,420

[1]	Includes the Bank of Canada term repo program.
[2]	Includes assets that have been received from counterparties through normal course of business in securities financing and derivative transactions.
[3]	Includes assets pledged in order to participate in clearing and payment systems and depositories, or pledged to have access to the facilities of central banks in foreign jurisdictions.
[4]	Excludes mortgages related to covered bonds held by the Bank or transferred to the Bank of Canada as part of its term repo program.